PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended
Mar. 31, 2024
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of	As of
	March 31, 2024	September 30, 2023
Property and Buildings	$13,022,964	$12,889,450
Machinery and equipment	18,053,537	17,833,560
Automobiles	288,707	285,747
Office and electric equipment	197,196	195,174
Subtotal	31,562,404	31,203,931
Less: accumulated depreciation	(22,801,330)	(22,060,348)
Property and equipment, net	$8,761,074	$9,143,583

Depreciation expense was $514,083, $547,192 and $478,819 for the six months ended March 31, 2024, 2023 and 2022 respectively. Certain properties and equipment have been pledged as collateral under the bank loan agreement as discussed in Note 9.

As of March 31, 2024 and September, 30, 2023, Qilian Chengdu made advance payments for property and buildings acquisition for $641,014 and $634,442, respectively, which was recorded in prepayments for property and equipment on the consolidated balance sheets.